Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail) - $ / oz			6 Months Ended
		May 16, 2023	Jun. 30, 2023	Feb. 08, 2022	Jan. 26, 2022	Jan. 17, 2022
Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Jul. 24, 2007
Penasquito [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Per Unit of Measurement Cash Payment			4.43
Penasquito [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Penasquito [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Penasquito [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Aug. 08, 2012
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			50.00%
Per Unit of Measurement Cash Payment			416
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			6.14
Constancia [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Constancia [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Constancia [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 28, 2013
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			75.00%
Per Unit of Measurement Cash Payment			420
Salobo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Salobo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Salobo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Salobo [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			20 years
Date of Original Contract			Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			70.00%
Per Unit of Measurement Cash Payment			400
Sudbury [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Sudbury [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Sudbury [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Sudbury [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 03, 2015
Antamina [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			33.75%
Antamina [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Antamina [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Antamina [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			May 10, 2018
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	[1]		variable
Percentage of production to be purchased			25.00%
Per Unit of Measurement Cash Payment			631
San Dimas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
San Dimas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
San Dimas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
San Dimas [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Jul. 16, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Stillwater [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			4.50%
Stillwater [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stillwater [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Jun. 11, 2018
Voisey's Bay [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Voisey's Bay [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Voisey's Bay [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered			18.00%
Percentage of production to be purchased			42.40%
Voisey's Bay [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Jan. 26, 2022
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%		100.00%
Marathon [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marathon [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marathon [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			22.00%		22.00%
Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			25 years
Date of Original Contract			Oct. 15, 2004
Los Filos [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			4.6
Los Filos [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Los Filos [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Los Filos [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 08, 2004
Zinkgruvan [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			4.6
Zinkgruvan [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Zinkgruvan [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Zinkgruvan [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Apr. 23, 2007
Stratoni [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			11.54
Stratoni [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stratoni [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Stratoni [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			50 years
Date of Original Contract			Jun. 05, 2007
Neves-Corvo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			4.46
Neves-Corvo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Neves-Corvo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Neves-Corvo [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			50 years
Date of Original Contract			Jun. 05, 2007
Aljustrel [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Percentage of production to be purchased			100.00%
Aljustrel [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Aljustrel [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Aljustrel [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Minto [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 20, 2008
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Percentage of production to be purchased			100.00%
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			4.39
Minto [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Minto [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Minto [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Sep. 08, 2009
Pascua-Lama [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Per Unit of Measurement Cash Payment			3.9
Pascua-Lama [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Pascua-Lama [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Pascua-Lama [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Copper World [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 10, 2010
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			450
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			3.9
Copper World [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Copper World [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Copper World [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Loma de La Plata [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			12.50%
Per Unit of Measurement Cash Payment			4
Loma de La Plata [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Loma de La Plata [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Loma de La Plata [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marmato [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 05, 2020
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			10.50%
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Marmato [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marmato [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Marmato [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 11, 2020
Cozamin [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			10.00%
Percentage of production to be purchased			50.00%
Cozamin [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cozamin [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cozamin [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Mar. 24, 2021
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Santo Domingo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Santo Domingo [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Santo Domingo [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Santo Domingo [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 15, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			6.00%
Fenix [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Fenix [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Fenix [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Fenix [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 13, 2021
Black Water [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			35.00%
Percentage of production to be purchased			8.00%
Black Water [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			50.00%
Black Water [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Black Water [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Black Water [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Jan. 17, 2022
Curipamba [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			50.00%			50.00%
Curipamba [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			75.00%			75.00%
Curipamba [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Curipamba [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Curipamba [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 08, 2022
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			2.78%	4.15%
Goose [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Goose [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Goose [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Goose [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			May 16, 2023
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%	18.00%
Percentage of production to be purchased			6.60%
Cangrejos [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cangrejos [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cangrejos [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cangrejos [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 11, 2013
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			10.00%
Per Unit of Measurement Cash Payment			400
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			50.00%
Per Unit of Measurement Cash Payment			3.9
Toroparu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Toroparu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Toroparu [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Mar. 21, 2016
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Per Unit of Measurement Cash Payment			450
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Unit of Measurement Cash Payment			5.9
Cotabambas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cotabambas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Cotabambas [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 14, 2017
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			100.00%
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			100.00%
Kutcho [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Kutcho [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%
Kutcho [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description			n/a
Percentage of production to be purchased			0.00%

[1]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.